Intangible Assets, Net - Schedule of Estimated Future Amortization Expense of Intangible Assets (Details) - Jun. 30, 2025	HKD ($)	USD ($)
Schedule of Estimated Future Amortization Expense of Intangible Assets [Abstract]
2026	$ 1,868,004	$ 237,965
2027	1,868,004	237,965
2028	1,868,004	237,965
2029	1,868,004	237,965
2030+	4,816,982	613,637
Total	$ 12,288,998	$ 1,565,497